Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	DEEP GREEN WASTE & RECYCLING, INC.
Entity Central Index Key	0001637866
Entity Tax Identification Number	30-1035174
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	13110 NE 177th Place
Entity Address, Address Line Two	Suite 293
Entity Address, City or Town	Woodinville
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98072
City Area Code	833
Local Phone Number	304-7336
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false